UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:                                        June 30, 2011
                                              ------------------

Check here if Amendment [ ]; Amendment
Number:                                       -------------

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Harber Asset Management, LLC
          ---------------------------------
          666 Fifth Avenue
          ---------------------------------
          37th Floor
          ---------------------------------
          New York, NY 10103
          ---------------------------------


Form 13F File Number:
28-                      12251
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
          ----------------------------
Title:     Managing Member
          ----------------------------
Phone:     (212) 808-7430
          ----------------------------

Signature, Place, and Date of Signing:

   /s/ Harold W. Berry III           New York, NY            August 15, 2011
-----------------------------     -------------------     ---------------------
         [Signature]                 [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                            ----------------
Form 13F Information Table Entry Total:            59
                                            ----------------
Form 13F Information Table Value Total:          68,490
                                            ----------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number     Name

     1       28-06273                 Graham Partners, L.P.




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

Name                                       Title of  CUSIP        Market  Quantity    SH/PRN  Investment       Other       Shared
                                           Class                  Value                       Discretion       Managers
PULSE ELECTRONICS CORP 7.000% 12/15/14 C   Note      74586WAA4       980   1,000,000  SH      Shared-Defined   1           1,000,000
SIRIUS SATELLITE SIRI 3.25% 10/15/11       Note      82966UAD5       271     269,000  SH      Shared-Defined   1             269,000
VITESSE SEMICONDUCTOR 8.000% 10/30/14 CV   Note      928497AE6     4,106   3,650,000  SH      Shared-Defined   1           3,650,000
Longtop Financial Technologies Ltd         ADR       54318P108       -        19,000  SH      Shared-Defined   1              19,000
Archer-Daniels-Midland Co                  COM       039483102       754      25,000  SH      Shared-Defined   1              25,000
Arch Chemicals Inc                         COM       03937R102       957      27,791  SH      Shared-Defined   1              27,791
Avnet Inc                                  COM       053807103     1,597      50,100  SH      Shared-Defined   1              50,100
American Express Co                        COM       025816109       827      16,000  SH      Shared-Defined   1              16,000
Actaute Corporation                        COM       00508B102       591     101,000  SH      Shared-Defined   1             101,000
Broadcom Corp                              COM       111320107     1,329      39,500  SH      Shared-Defined   1              39,500
Computer Associates                        COM       12673P105     1,092      47,832  SH      Shared-Defined   1              47,832
CCA INDUSTRIES INC                         COM       124867102       293      47,200  SH      Shared-Defined   1              47,200
Celanese Corp                              COM       150870103       442       8,300  SH      Shared-Defined   1               8,300
Carmike Cinemas Inc                        COM       143436400       518      75,000  SH      Shared-Defined   1              75,000
Convio Inc                                 COM       21257W105     1,870     173,000  SH      Shared-Defined   1             173,000
America's Car-Mart Inc                     COM       03062T105       370      11,200  SH      Shared-Defined   1              11,200
Cisco Systems Inc                          COM       17275R102     4,743     303,874  SH      Shared-Defined   1             303,874
Citizens & Northern Corp                   COM       172922106       587      56,895  SH      Shared-Defined   1              56,895
Emulex Corp                                COM       292475209     1,449     168,500  SH      Shared-Defined   1             168,500
Entegris Inc                               COM       29362U104       317      31,282  SH      Shared-Defined   1              31,282
Fiserv Inc                                 COM       337738108     1,893      30,233  SH      Shared-Defined   1              30,233
Flextronics International Ltd              COM       Y2573F102     1,942     302,560  SH      Shared-Defined   1             302,560
Google Inc                                 COM       38259P508     3,147       6,215  SH      Shared-Defined   1               6,215
Hapc, Inc                                  COM       45685K102       351     162,608  SH      Shared-Defined   1             162,608
COFFEE HOLDING CO INC                      COM       192176105        19       1,200  SH      Shared-Defined   1               1,200
KMG CHEMICALS INC                          COM       482564101     1,556      92,400  SH      Shared-Defined   1              92,400
Lionbridge Technologies                    COM       536252109       835     262,500  SH      Shared-Defined   1             262,500
Lowe's Cos Inc                             COM       548661107       536      23,000  SH      Shared-Defined   1              23,000
Multiband Corp                             COM       62544X209       168      51,796  SH      Shared-Defined   1              51,796
MIPS Technologies Inc                      COM       604567107       587      85,000  SH      Shared-Defined   1              85,000
MKS Instruments Inc                        COM       55306N104       423      16,000  SH      Shared-Defined   1              16,000
Monolithic Power Systems Inc               COM       609839105     2,647     171,633  SH      Shared-Defined   1             171,633
MARLIN BUSINESS SERVICES INC               COM       571157106       679      53,674  SH      Shared-Defined   1              53,674
Marvell Technology Group Ltd               COM       G5876H105     1,462      99,000  SH      Shared-Defined   1              99,000
Msci Inc-A                                 COM       55354G100       788      20,900  SH      Shared-Defined   1              20,900
Microsoft Corp                             COM       594918104       885      34,032  SH      Shared-Defined   1              34,032
Micron Technology Inc                      COM       595112103       643      86,000  SH      Shared-Defined   1              86,000
NII Holdings Inc                           COM       62913F201     2,823      66,600  SH      Shared-Defined   1              66,600
Oclaro Inc                                 COM       67555N206       202      30,000  SH      Shared-Defined   1              30,000
Procter & Gamble Co/The                    COM       742718109     1,589      25,000  SH      Shared-Defined   1              25,000
PMC - Sierra Inc                           COM       69344F106       560      74,000  SH      Shared-Defined   1              74,000
Penn Millers Holding Corp                  COM       707561106     1,714     101,346  SH      Shared-Defined   1             101,346
US Auto Parts Network Inc                  COM       90343C100     1,995     156,000  SH      Shared-Defined   1             156,000
Penns Woods Bancorp Inc                    COM       708430103       293       8,517  SH      Shared-Defined   1               8,517
Rubicon Technology Inc                     COM       78112T107        33          20  SH      Shared-Defined   1                  20
Rent-A-Center Inc/TX                       COM       76009N100     1,491      48,800  SH      Shared-Defined   1              48,800
Range Resources Corp                       COM       75281A109       527       9,500  SH      Shared-Defined   1               9,500
Spartech Corp                              COM       847220209       879     144,323  SH      Shared-Defined   1             144,323
Sysco Corp                                 COM       871829107     1,362      43,681  SH      Shared-Defined   1              43,681
Tekelec                                    COM       879101103       891      97,570  SH      Shared-Defined   1              97,570
Neutral Tandem Inc                         COM       64128B108       784      45,000  SH      Shared-Defined   1              45,000
Tyson Foods Inc                            COM       902494103     1,181      60,826  SH      Shared-Defined   1              60,826
Mac-gray Corp                              COM       554153106     2,720     176,064  SH      Shared-Defined   1             176,064
Viacom Inc                                 COM       92553P201     1,670      32,742  SH      Shared-Defined   1              32,742
Vitesse Semiconductor Corp                 COM       928497304       199      50,000  SH      Shared-Defined   1              50,000
Wal-Mart Stores Inc                        COM       931142103       825      15,520  SH      Shared-Defined   1              15,520
EXCEED CO LTD                              ADR       90212G109       935     195,188  SH      Shared-Defined   1             195,188
INTERXION HOLDING NV                       ADR       NL0009693779  1,968     130,000  SH      Shared-Defined   1             130,000
NXP SEMICONDUCTORS NV                      ADR       NL0009538784  2,195      82,110  SH      Shared-Defined   1              82,110